Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Equity

15. Equity

Class A and B Common Stock

The Company is authorized to issue up to 275,000,000 shares, consisting of 250,000,000 Class A Common Stock, and 25,000,000 shares of Class B Common Stock par value $0.0001 per share.

As discussed in Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc., the Company has retroactively adjusted the shares issued and outstanding prior to December 14, 2023 to give effect to the Exchange Ratio to determine the number of shares of Company Common Stock into which they were converted.

Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

There were 20,221,589 shares (17,910,455 Class A common stock and 2,311,134 Class B common stock) issued and outstanding at March 31, 2024 and 16,019,256 shares (13,708,122 Class A common stock and 2,311,134 Class B common stock) issued and outstanding at December 31, 2023.

Preferred Stock

The Company is authorized to issue 75,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors of the Company (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of March 31, 2024 and December 31, 2023, no shares of preferred stock were outstanding.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 500,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

(i) 95% of the average daily Volume Weighted Average Price (“VWAP”) of Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

(ii) 96% of the lowest daily VWAP of Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815 Derivatives and Hedging (“ASC 815”), the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings. The SEPA Option was determined to have a fair value of $0 on the date of issuance as well as at December 31, 2023 and March 31, 2024.

In connection with the execution of the SEPA, the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). In March 2024 the Company issued 710,025 Class A common stock as payment for the Deferred Fee.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Convertible Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Convertible Note at a purchase price equal to the lower of (i) $10.00 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $2.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $2.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Convertible Note, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Convertible Note agreement.

There were no Advance Notices issued pursuant to the SEPA during the three months ended March 31, 2024 or as of the date that these financial statements were issued.

18. Equity

Class A and B Common Stock

The Company is authorized to issue up to 275,000,000 shares, consisting of 250,000,000 Class A Common Stock, and 25,000,000 shares of Class B Common Stock par value $0.0001 per share.

As discussed in Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc., the Company has retroactively adjusted the shares issued and outstanding prior to December 14, 2023 to give effect to the Exchange Ratio to determine the number of shares of Company Common Stock into which they were converted.

Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon. The holders of shares of Common Stock shall be entitled to receive dividends declared by the Board of Directors, on a pro rata basis based on the number of shares of Common Stock held by each such holder, assuming conversion of all Class B Common Stock into Class A Common Stock at a one to one conversion ratio.

Preferred Stock

The Company is authorized to issue 75,000,000 shares of preferred stock with a par value of $0.0001 per share. The board of directors of the Company (the “Board”) has the authority to issue preferred stock and to determine the rights, privileges, preferences, restrictions, and voting rights of those shares. As of December 31, 2023, no shares of preferred stock were outstanding.

On December 14, 2023, pursuant to the Merger, 2,328,823 outstanding shares of Preferred Stock were automatically converted into 1,432,443 shares of the Company’s Class A Common Stock pursuant to the Exchange Ratio. Refer to Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc. for further details.

Restricted Stock

In connection with the acquisition of Demio and High Attendance, the Company issued restricted stock to the selling shareholders and founders of Demio. 745,800 shares of the Company’s restricted Class A common stock were issued to the selling shareholders and founders of Demio and 81,908 shares of the Company’s restricted Class A common stock were issued to the High Attendance shareholder. All shares issued to the selling shareholders and founders of Demio vested and are outstanding as of December 31, 2023. On July 1, 2022, all shares issued to the High Attendance shareholder were cancelled and are not outstanding as of December 31, 2023 and 2022. Upon the closing of the Merger, the restrictions on the outstanding shares were lifted and the shares became freely tradeable.

Yorkville Standby Equity Purchase Agreement (“SEPA”)

On December 14, 2023, the Company entered into the SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) in connection with the Merger. Pursuant to the SEPA, subject to certain conditions, the Company shall have the option, but not the obligation, to sell to Yorkville, and Yorkville shall subscribe for, an aggregate amount of up to up to $100,000,000 of the Company’s shares of Class A common stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on December 14, 2023 and terminating on the 36-month anniversary of the SEPA (the “SEPA Option”).

Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 500,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of Class A common stock during the five trading days immediately prior to the date the Company requests each Advance; provided, in no event shall the number of shares of Class A common stock issued cause the aggregate shares of Class A common stock held by Yorkville and its affiliates as of any such date to exceed 9.99% of the total number of shares of Class A common stock outstanding as of the date of the Advance Notice (less any such shares held by Yorkville and its affiliates as of such date) (the “Exchange Cap”). The shares would be purchased, at the Company’s election, at a purchase price equal to either:

i) 95% of the average daily Volume Weighted Average Price (“VWAP”) of Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (the “Option 1 Pricing Period; or

ii) 96% of the lowest daily VWAP of Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (the “Option 2 Pricing Period”).

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 9.99% of the then outstanding voting power or number of shares of Class A common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of Class A common stock and Class B common stock of the Company, par value $0.0001 per share, outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

The SEPA Option was determined to be a freestanding financial instrument which did not meet the criteria to be accounted for as a derivative instrument or to be recognized within equity. Pursuant to ASC 815 Derivatives and Hedging (“ASC 815”), the Company will therefore recognize the SEPA Option as an asset or liability, measured at fair value at the date of issuance, December 14, 2023, and in subsequent reporting periods, with changes in fair value recognized in earnings. The SEPA Option was determined to have a fair value of $0 at December 14, 2023 and December 31, 2023.

In connection with the execution of the SEPA, the Company paid a cash structuring fee to Yorkville in the amount of $35,000 (the “Structuring Fee”). Additionally, (a) Legacy Banzai issued to Yorkville immediately prior to the Closing of the Merger on December 14, 2023 such number of shares of Legacy Banzai’s Class A common stock such that upon the Closing, Yorkville received 300,000 shares of Class A common stock (the “Closing Shares”) having an aggregate fair value of $3,288,000 at issuance, as a holder of shares of Class A common stock of Legacy Banzai, and (b) the Company agreed to pay a commitment fee of $500,000 to Yorkville at the earlier of (i) March 14, 2024 or (ii) the termination of the SEPA, which will be payable, at the option of the Company, in cash or shares of Class A common stock through an Advance (the “Deferred Fee”). The aggregate fair value of the Structuring Fee, the Closing Shares, and the Deferred Fee of $3,823,000 was recorded to general and administrative expense upon execution of the SEPA.

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the Yorkville Convertible Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the Yorkville Convertible Note at a purchase price equal to the lower of (i) $10.00 per share of Class A common stock (the “Fixed Price”), or (ii) 90% of the lowest daily Volume Weighted Average Price (“VWAP”) of Class A common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Investor Notice date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $2.00 per share (the “Floor Price”). The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement. Notwithstanding the foregoing, the Company may reduce the Floor Price to any amount via written notice to Yorkville, provided that such amount is no more than 75% of the closing price on the Trading Day immediately prior to the time of such reduction and no greater than $2.00 per share of Class A common stock (the “Conversion Price”). At any time that there is a balance outstanding under the Yorkville Convertible Note, the Company is not permitted to issue Advance Notices under the SEPA unless an Amortization Event has occurred under the terms of the Yorkville Convertible Note agreement. Refer to Note 21 Subsequent Events for further details

There were no Advance Notices issued pursuant to the SEPA during the year ended December 31, 2023 or as of the date that these financial statements were issued.

Cantor Fee Agreement

On December 28, 2023, the Company issued 1,113,927 shares of Class A Common Stock to Cantor pursuant to the Fee Reduction Agreement. See Note 17-Commitments and Contingencies for further details of this transaction.